Lease liabilities - Amount recognized in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities.
Interest and finance charges paid/payable for lease liabilities	$ 61,617	$ 52,234	$ 32,826
Expenses relating to short term leases and low value assets	10,879	16,924	11,165
Depreciation for right of use assets	95,895	88,615	60,685
Total for the year ended	$ 168,391	$ 157,773	$ 104,676